Tax Expense - Schedule of Effective Tax Rate and the Applicable Tax Rate (Details) - Malaysian Income Tax [Member] - MYR (RM)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Tax Rate and the Applicable Tax Rate [Line Items]
Loss before tax	RM (14,274,561)	RM (28,457,298)
Tax at Malaysian statutory rate of 24% (2024: 24%)	(3,425,895)	(6,829,752)
Non-allowable expenses	957,280	4,672,986
Deferred tax assets not recognized	8,519,493	2,471,006
Changes in unrecognized temporary differences	(5,435,938)	(1,219,378)
Utilisation of unrecognized deferred tax assets	(211,670)	(31,667)
Tax effects	403,270	(936,805)
Income tax		15,941
Tax expense	RM 403,270	RM (920,864)